Debt securities in issue	6 Months Ended
Jun. 30, 2018
Debt securities in issue
Debt securities in issue

12.Debt securities in issue

	30 June 2018			31 December 2017
	At fair			At fair
	value			value
	through	At		through	At
	profit or	amortised		profit or	amortised
	loss	cost	Total	loss	cost	Total
	£m	£m	£m	£m	£m	£m

Medium-term notes issued	7,043	36,153	43,196	7,815	29,418	37,233
Covered bonds	—	26,712	26,712	—	26,132	26,132
Certificates of deposit	—	12,066	12,066	—	9,999	9,999
Securitisation notes	54	4,972	5,026	—	3,660	3,660
Commercial paper	—	10,390	10,390	—	3,241	3,241

	7,097	90,293	97,390	7,815	72,450	80,265

The notes issued by the Group’s securitisation and covered bond programmes are held by external parties and by subsidiaries of the Group.

Securitisation programmes

At 30 June 2018, external parties held £5,026 million (31 December 2017: £3,660 million) and the Group’s subsidiaries held £21,776 million (31 December 2017: £21,536 million) of total securitisation notes in issue of £26,802 million (31 December 2017: £25,196 million). The notes are secured on loans and advances to customers and debt securities held at amortised cost amounting to £32,999 million (31 December 2017: £35,475 million), the majority of which have been sold by subsidiary companies to bankruptcy remote structured entities. The structured entities are consolidated fully and all of these loans are retained on the Group’s balance sheet.

Covered bond programmes

At 30 June 2018, external parties held £26,712 million (31 December 2017: £26,132 million) and the Group’s subsidiaries held £700 million (31 December 2017: £700 million) of total covered bonds in issue of £27,412 million (31 December 2017: £26,832 million). The bonds are secured on certain loans and advances to customers amounting to £35,384 million (31 December 2017: £31,989 million) that have been assigned to bankruptcy remote limited liability partnerships. These loans are retained on the Group’s balance sheet.

Cash deposits of £3,763 million (31 December 2017: £3,507 million) which support the debt securities issued by the structured entities, the term advances related to covered bonds and other legal obligations are held by the Group.